UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  28-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

      /s/   Sindy Jagger     Toronto, Canada     October 19, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $212,746 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108      548     8200          SOLE                     8200        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108      376     6100          SOLE                     6100        0        0
ALLSTATE CORP                  COM              020002101     1219    39400          SOLE                    39400        0        0
APPLE INC                      COM              037833100      371     2000          SOLE                     2000        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      279     6116          SOLE                     6116        0        0
BANK OF AMERICA CORPORATION    COM              060505104     8008   466647          SOLE                   466647        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100      293    10000          SOLE                    10000        0        0
BARRICK GOLD CORP              COM              067901108     5249   138250          SOLE                   138250        0        0
BB&T CORP                      COM              054937107     1009    36800          SOLE                    36800        0        0
BECTON DICKINSON & CO          COM              075887109     6305    89600          SOLE                    89600        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     3866     1157          SOLE                     1157        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     4242       42          SOLE                       42        0        0
CARDINAL HEALTH INC            COM              14149Y108     3142   116800          SOLE                   116800        0        0
CAREFUSION CORP                COM              14170T101     1284    58400          SOLE                    58400        0        0
CISCO SYS INC                  COM              17275R102     2474   106200          SOLE                   106200        0        0
CITIGROUP INC                  COM              172967101     2513   534770          SOLE                   534770        0        0
CME GROUP INC                  COM              12572Q105     1773     5800          SOLE                     5800        0        0
COPART INC                     COM              217204106      231     7000          SOLE                     7000        0        0
DENTSPLY INTL INC NEW          COM              249030107      328     9500          SOLE                     9500        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1049    15500          SOLE                    15500        0        0
EBAY INC                       COM              278642103     1886    79000          SOLE                    79000        0        0
ENCANA CORP                    COM              292505104    11794   201680          SOLE                   201680        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604     8543   371533          SOLE                   371533        0        0
EXFO ELECTRO OPTICAL ENGR IN   SUB VTG SHS      302043104      107    30700          SOLE                    30700        0        0
FULTON FINL CORP PA            COM              360271100      261    35300          SOLE                    35300        0        0
GOLDCORP INC NEW               COM              380956409     1994    49350          SOLE                    49350        0        0
GOOGLE INC                     CL A             38259P508     1246     2500          SOLE                     2500        0        0
INTEL CORP                     COM              458140100     2445   125500          SOLE                   125500        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      239     2008          SOLE                     2008        0        0
ISHARES TR INDEX               BARCLY USAGG B   464287226      306     2919          SOLE                     2919        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465      618    11300          SOLE                    11300        0        0
JOHNSON & JOHNSON              COM              478160104     8745   143530          SOLE                   143530        0        0
JPMORGAN CHASE & CO            COM              46625H100     5040   112300          SOLE                   112300        0        0
M & T BK CORP                  COM              55261F104     1031    16500          SOLE                    16500        0        0
MANULIFE FINL CORP             COM              56501R106     9353   446070          SOLE                   446070        0        0
MARSH & MCLENNAN COS INC       COM              571748102     6232   251300          SOLE                   251300        0        0
MARSHALL & ILSLEY CORP NEW     COM              571837103      700    84500          SOLE                    84500        0        0
MDS INC                        COM              55269P302     2863   354540          SOLE                   354540        0        0
MEDTRONIC INC                  COM              585055106     7447   200500          SOLE                   200500        0        0
MICROSOFT CORP                 COM              594918104     5843   226900          SOLE                   226900        0        0
NCR CORP NEW                   COM              62886E108      221    16000          SOLE                    16000        0        0
ORACLE CORP                    COM              68389X105     2323   110000          SOLE                   110000        0        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509     5504   580800          SOLE                   580800        0        0
PFIZER INC                     COM              717081103     8926   532280          SOLE                   532280        0        0
PNC FINL SVCS GROUP INC        COM              693475105     5183   108000          SOLE                   108000        0        0
POTASH CORP SASK INC           COM              73755L107     4389    47678          SOLE                    47678        0        0
PROCTER & GAMBLE CO            COM              742718109     1390    24000          SOLE                    24000        0        0
PROSHARES TR                   PSHS ULTASH DW30 74347R867      314     9000          SOLE                     9000        0        0
PROSHARES TR                   PSHS ULTSHRT QQQ 74347R875     3475   151000          SOLE                   151000        0        0
PROSHARES TR                   PSHS ULTSHT FINL 74347R628      247    10000          SOLE                    10000        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     5615   140000          SOLE                   140000        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109      862    36500          SOLE                    36500        0        0
REPUBLIC SVCS INC              COM              760759100     1070    40000          SOLE                    40000        0        0
RESEARCH IN MOTION LTD         COM              760975102     6064    86300          SOLE                    86300        0        0
ROGERS COMMUNICATIONS INC      CL B             775109200     4946   175201          SOLE                   175201        0        0
SCHEIN HENRY INC               COM              806407102     1322    24000          SOLE                    24000        0        0
SCHOOL SPECIALTY INC           COM              807863105      238    10000          SOLE                    10000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      330    22000          SOLE                    22000        0        0
STRYKER CORP                   COM              863667101     5042   110500          SOLE                   110500        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      649   108000          SOLE                   108000        0        0
SYSCO CORP                     COM              871829107     1310    52500          SOLE                    52500        0        0
TIM HORTONS INC                COM              88706M103     3903   135800          SOLE                   135800        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509      413     6360          SOLE                     6360        0        0
TRANSCANADA CORP               COM              89353D107    17359   560099          SOLE                   560099        0        0
UNITED STATES NATL GAS FUND    UNIT             912318102      400    34000          SOLE                    34000        0        0
VALLEY NATL BANCORP            COM              919794107      197    16000          SOLE                    16000        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      600    17500          SOLE                    17500        0        0
VISA INC                       COM CL A         92826C839     1002    14400          SOLE                    14400        0        0
WAL MART STORES INC            COM              931142103      236     4800          SOLE                     4800        0        0
WASTE MGMT INC DEL             COM              94106L109     2130    71000          SOLE                    71000        0        0
WELLS FARGO & CO NEW           COM              949746101     2411    85050          SOLE                    85050        0        0
WENDYS ARBYS GROUP INC         COM              950587105      243    50000          SOLE                    50000        0        0
WILMINGTON TRUST CORP          COM              971807102     2980   209300          SOLE                   209300        0        0
ZIONS BANCORPORATION           COM              989701107      200    11000          SOLE                    11000        0        0